Related-party Transactions - Summary of Compensation of Executive Director and Non-executive Directors of the Board (Parenthetical) (Detail) - Remuneration of the Executive Director and the Non-executive Directors of the Board [member] - EUR (€)
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salaries allowance amount	€ 40,000	€ 40,000	€ 40,000
Percentage of performance bonus	133.60%
J.F.H.P. Mandeville [member]
Disclosure of transactions between related parties [line items]
Awarded amount included in salary				€ 25,000